Leadsman Capital Strategic Income Fund
FUND SUMMARY
Investment Objective
The Leadsman Capital Strategic Income Fund (the “Fund”) seeks to earn a high level of current income. A secondary goal is capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the section “Distribution” in the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Leadsman Capital Strategic Income Fund (USD $)	Class A Shares	Investor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Leadsman Capital Strategic Income Fund		Class A Shares	Investor Class Shares	Institutional Class Shares
Management Fee		0.85%	0.85%	0.85%
Distribution (12b-1) and Service Fees		0.25%	0.25%	none
Other Expenses	[1]	0.98%	0.98%	0.98%
Total Annual Fund Operating Expenses		2.08%	2.08%	1.83%
Fee Waivers and/or Expense Reimbursements	[2]	(0.58%)	(0.58%)	(0.58%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)	[2]	1.50%	1.50%	1.25%
[1]	Estimated for the Fund's initial fiscal year.
[2]	Leadsman Capital LLC (the "Adviser") has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.25% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by the Adviser or the Trust at any time after January 31, 2016. The Adviser may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Adviser incurred the expense.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Only the one year number shown below reflects the Adviser’s agreement to waive fees and/or reimburse Fund expenses.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Leadsman Capital Strategic Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A Shares	719	1,137
Investor Class Shares	153	596
Institutional Class Shares	127	519

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in dividend-paying securities, including common stocks, preferred stocks, and high-yield (non-investment grade) corporate fixed income securities of U.S. companies without regard to market capitalization or credit rating as determined by any of the credit agencies.

The Fund will normally hold a core position of between 30 and 60 securities.  Leadsman Capital LLC (the “Adviser”) invests the Fund’s assets opportunistically and tactically with the aim of providing capital appreciation, limiting volatility and providing income generation.

With regard the Fund’s equity investments, the Adviser utilizes a “bottom-up” security selection process (meaning it focuses on the individual security rather than economic or market cycles or the industry in which the company operates) with a focus on in-depth, quantitative and qualitative primary research.  The Adviser considers companies with:

     A proven track record of enhancing shareholder value
     Growth in revenue and earnings
     Leading market share and sustainable secular drivers
     Strong balance sheet and free cash flow generation
     Expanding gross, operating and net profit margins
     Significant insider ownership
     High standards of corporate governance and ethics
     Prices trading at a discount to the Adviser’s calculation of net asset value

With regard to the Fund’s fixed income investments, the Adviser may utilize several disciplines, including value-based security selection involving “top-down” and “bottom-up” selection.  The “top-down” approach may consider macro-economic factors such as interest rates, inflation, fiscal policy, demographic trends, and other considerations.   Additionally, the Adviser may seek to identify sectors, industries and companies that may benefit from macro-economic trends the Adviser has observed.  The Adviser may also actively overweight sectors it determines have the best relative value compared to the market.  The Adviser may determine to emphasize traditional sectors such as energy, industrials and materials.  With regard to “bottom-up” selection, the Adviser may consider attractive yield, pricing and underlying credit metrics (i.e., a company’s leverage, its coverage ratio, and other fundamentals).  The Adviser attempts to optimize individual maturity allocations to capture relative value.

The Fund may also invest in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and business development companies (“BDCs”).   Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities.  The Fund may also utilize options on equity securities for the purpose of managing risk associated with the Fund’s portfolio. The Fund may also invest in the securities of other investment companies, including exchange-traded funds.  The Fund may also invest in U.S. government securities. The Fund’s investments in MLPs is limited to no more than 25% of its total assets. The Fund may invest in REITs without limitation.

Principal Risks

Risks of Investing in Common Stocks.  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Investing in Preferred Stocks.  Investing in preferred stocks subjects the Fund to risks such as dividend suspension or company failure, rising interest rates and low trading volumes.  Preferred stocks typically decline in value when interest rates rise, and vice versa.

Risks of Investing in Dividend-Paying Securities.   Investing in dividend-paying securities subjects the Fund to certain risks.  The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, the Fund may not only lose the dividend payout but the stock price of the company may fall.

Risks of Investing in Fixed Income Securities.  Investing in fixed income securities subjects the Fund to interest rate risk and credit risk. Interest rate risk is the risk that increases in interest rates could cause the prices of the Fund’s investments in fixed income securities to decline. Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due.  To the extent the Fund invests in high-yield securities rated below investment grade by a credit rating agency (“junk bonds”) it may experience a lower rate of return as those securities are subject to higher credit risks and are less liquid than other fixed income securities.

Risks of Investing in Business Development Companies (“BDCs”).   BDCs are publicly traded closed-end funds that help provide capital to small- and mid-size businesses that do not have access to traditional sources of funding.  BDCs invest in private companies and thinly traded securities of public companies, including debt instruments of such companies.  Generally, little public information exists for private and thinly traded companies.  Less mature and smaller private companies involve greater risk than well-established larger publicly-traded companies.   Shares of BDCs are publicly traded on an exchange just like the stock of public companies.  A BDC’s gains and losses may be magnified through the use of leverage.  This may increase the risk associated with these securities.  BDCs generally depend on the ability to access capital markets, raise cash, acquire suitable investments and monitor and administer those investments in order to maintain their status as a BDC.  A failure to do so may adversely affect the value of the BDCs’ shares.

Risks of Investing in Undervalued Securities.   Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Master Limited Partnerships (“MLPs”) Risk.  Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund. To the extent that an MLP’s interests are all in a particular industry (such as the energy sector), the MLP will be negatively impacted by economic events adversely impacting that industry.

Risk of Investing in Real Estate Investment Trusts (“REITs”).  REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income.  REITs are subject to management fees and other expenses, and so when the Fund invests in REITs it will bear its proportionate share of the costs of the REIT’s operations.  REITS are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for the tax-free pass-through of income under the Internal Revenue Code and to maintain their exemption from registration under the 1940 Act.  Additionally, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital.  Generally, dividends received by the Fund from REIT shares and distributed to the Fund’s shareholders will not constitute “qualified income dividends” eligible for reduced tax rates applicable to qualified dividend income; therefore, the tax rate applicable to that portion of the dividend income attributable to REIT shares held by the Fund that shareholders of the Fund will receive will be taxed at a higher rate than dividends eligible for reduced tax rate application to qualified dividend income.

Risk of Investing in Mid-Cap and Small-Cap Companies.  To the extent the Fund invests in mid-cap and small-cap companies, it will be subject to additional risks. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Market Sector Risk.  The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those industries or sectors.

Risks of Investing in Options.  Options are a type of derivative instrument.  The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. If the Fund uses derivatives to “hedge” the risk of its portfolio, it is possible that the hedge may not succeed. Over the counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Specific risks that the Fund will seek to manage include the following: interest rate, liquidity, credit and market risks.  By investing in options, the Fund may be subject to the risk of counterparty default, as well as the potential for unlimited loss.

Risks of Investing in Other Investment Companies and Underlying Funds.  The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds (“ETFs”), closed-end funds, and REITs (see the separate discussion above on risks related to REITs).  ETFs are investment companies that are traded on stock exchanges similar to stocks.  Typically, ETFs hold assets such as stocks, commodities or bonds, and track an index such as a stock or bond index.  There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, or REIT, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or other vehicle is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index.  In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs, closed-end funds, and REITs incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of these investment vehicles in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds.  The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally (which is a risk of any security that trades on a listed exchange).

Closed-end funds may utilize more leverage than other types of investment companies.  They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio.  Closed-end fund shares may also trade at a discount or premium to their net asset value.

Investment Selection Risk.  The Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund.

New Fund Risk.  The Fund is a new mutual fund and has a limited history of operations.

New Adviser Risk.  The investment adviser is newly organized and has not managed a mutual fund.

PERFORMANCE HISTORY

The Fund recently commenced operations and, as a result, does not have a full calendar year of performance history.  Investors should be aware that past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.theworldfundstrust.com or by calling toll-free 1-800-673-0550.